COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2018	$ 2,453
2019	1,060
2020	263
2021	103
2022 and onwards	63
Total minimum lease payments	$ 3,942